Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accounts receivable, including non-trade	$ 38,120	$ 35,960
Accounts receivable, including related party balance	3,487	0
Accumulated depreciation on vessels and equipment	2,375,604	1,997,411
Accumulated depreciation on vessels under capital leases	163,939	172,113
Minimum range of interest	4.40%	4.40%
Maximum range of interest	8.00%	8.00%
Amounts due to joint venture partners	$ 13,282	$ 13,282
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	725,000,000	725,000,000
Common stock, share issued	74,391,691	73,749,793
Common stock, share outstanding	68,732,341	72,012,843